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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000 Check here if Amendment [ ]; Amendment Number:____________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment  Manager
Phone:             (214) 526-1465


Signature, Place, and Date of Signing:

_____________________________________________
[Signature]

Dallas, Texas
_____________________________________________
[City, State]

May  15, 2000
_____________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         13

Form 13F Information Table Value Total:

         $ 316,552 (thousands)

List of Other Included Managers:

                   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                         Value                     Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)   Shrs of  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                    --------    -----     --------   -------- ------ ----  ----------  --------   ----   ------   ----
                                   Class                           prn amt
                                   -----                           -------

American Software, Inc.            COM      029683109    3,640     260,000    SH           SOLE                260,000
Entrade Inc.                       COM      29382L100   12,115     392,400    SH           SOLE                392,400
Hain Food Group                    COM      405219106   50,342   1,778,100    SH           SOLE              1,778,100
IGEN International, Inc.           COM      449536101   30,400   1,216,000    SH           SOLE              1,216,000
MGI Pharma, Inc.                   COM      552880106      403      10,000    SH           SOLE                 10,000
Nexus Telocation Systems Ltd.      COM      M74919107      925     200,000    SH           SOLE                200,000
Osicom Technologies, Inc.          COM      688271501   87,241     777,200    SH           SOLE                777,200
Ramtron International Corp.        COM      751907304    3,533     236,500    SH           SOLE                236,500
Secure Computing Corp.             COM      813705100    1,785     105,000    SH           SOLE                105,000
SoftNet Systems, Inc.              COM      833964109   33,869   1,157,900    SH           SOLE              1,157,900
WebFinancial Corp. - Warrants      COM      94767P118       47     100,000    SH           SOLE                100,000
ZixIt Corporation                  COM      98974P100   91,999   1,263,500    SH           SOLE              1,263,500
eLOT, Inc.                         COM      290143106      253      43,000    SH           SOLE                 43,000


